Document And Entity Information	Oct. 16, 2026
Document Information [Line Items]
Entity, Registrant Name	MOLECULIN BIOTECH, INC.
Document, Type	8-K
Document, Period End Date	Oct. 16, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37758
Entity, Tax Identification Number	47-4671997
Entity, Address, Address Line One	5300 Memorial Drive
Entity, Address, Address Line Two	Suite 950
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77007
City Area Code	713
Local Phone Number	300-5160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	MBRX
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001659617